Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income	$ 344,292	$ 668,774	$ 546,898
Depreciation - owned or sale and leaseback vessels	180,335	185,319	178,259
Depreciation - right of use assets	0	0	24,244
Equity settled share based compensation expense	71,654	62,509	47,340
Amortization of deferred financing fees	6,986	9,236	7,292
Non-cash debt extinguishment costs	4,664	3,460	8,320
Net gain on sales of vessels	(45,486)	(176,537)	(12,019)
Write-off of deposits on scrubbers	0	0	10,508
Fair value (gain) / loss on financial assets measured at fair value through profit or loss	(35,181)	14,979	0
Accretion of fair value measurement on debt assumed in business combinations	41	82	1,128
Share of income from dual fuel tanker joint venture	(4,104)	(7,664)	(5,950)
Dividend from financial assets measured at fair value through profit or loss	(5,942)	(3,803)	0
Cash flows from (used) in operating activities before changes in assets and liabilities	517,259	756,355	806,020
Changes in assets and liabilities:
(Increase) / decrease in inventories	(1,746)	(2,034)	7,804
(Increase) / decrease in accounts receivable	(27,317)	57,045	73,201
(Increase) / decrease in prepaid expenses and other current assets	(842)	983	7,944
Decrease in other assets	2,467	1,600	2,884
Increase / (decrease) in accounts payable	5,377	15,722	(16,748)
Decrease in accrued expenses and other current liabilities	(3,972)	(4,491)	(15,613)
Total changes in assets and liabilities	(26,033)	68,825	59,472
Net cash inflow from operating activities	491,226	825,180	865,492
Investing activities
Net proceeds from sales of vessels	227,719	479,778	64,878
Investment in dual fuel tanker joint venture	0	(1,937)	0
Distributions from dual fuel tanker joint venture	3,633	8,851	1,822
Drydock, ballast water treatment system and other vessel related payments (owned, sale leaseback and bareboat-in vessels)	(74,383)	(93,367)	(23,089)
Purchases of financial assets measured at fair value through profit or loss	(45,850)	(89,137)	0
Proceeds from sale of financial assets measured at fair value through profit or loss	155,188	0	0
Dividend from financial assets measured at fair value through profit or loss	5,942	3,803	0
Net cash inflow from investing activities	272,249	307,991	43,611
Financing activities
Debt repayments	(449,524)	(835,680)	(1,224,529)
Issuance of debt	200,000	99,000	1,386,482
Debt issuance costs	(11,747)	(354)	(29,691)
Principal repayments on IFRS 16 lease liabilities	0	0	(516,127)
Decrease in restricted cash	0	0	783
Dividends paid	(82,520)	(83,515)	(57,660)
Repurchase of common stock	(309)	(335,593)	(489,680)
Net cash outflow from financing activities	(344,100)	(1,156,142)	(930,422)
Increase / (decrease) in cash and cash equivalents	419,375	(22,971)	(21,319)
Cash and cash equivalents at January 1,	332,580	355,551	376,870
Cash and cash equivalents at December 31,	751,955	332,580	355,551
Supplemental information:
Interest paid	$ 62,093	$ 96,882	$ 154,653